SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of Ossen Innovation Co., Ltd. and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates

The preparation of the consolidated and combined financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates.

Non-controlling Interest
Non-controlling Interest

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 810 Consolidation (“ASC 810”) and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Foreign Currency Translation
Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the Company is Renminbi (“RMB”). The consolidated financial statements are translated into United States dollars from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting transaction adjustments are recorded as a component of shareholders’ equity. Gains and losses from foreign currency transactions are included in net income.

	2018	2017	2016
Year end RMB: US$ exchange rate	6.8785	6.5342	6.9370
Average yearly RMB: US$ exchange rate	6.6200	6.7518	6.6401

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition
Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers with a date of the initial application of January 1, 2018 using the modified retrospective method. As a result, the Company has changed its accounting policy for revenue recognition. The impact of the adoption of ASC Topic 606 on the Company’s consolidated financial statements is not material.

The Company recognizes revenue when goods or services are transferred to customers in an amount that reflects the consideration which it expects to receive in exchange for those goods or services. In determining when and how revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (i) identification of contract with customer; (ii) determination of performance obligations; (iii) measurement of the transaction price; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company derives revenues from the processing, distribution and sale of own products. The revenue is recognized at a point in time once the Company has determined that the customer has obtained control over the product. Control is typically deemed to have been transferred to the customer when the performance obligation is fulfilled, usually at the time of delivery, at the net sales price (transaction price). Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Shipping and handling costs for product shipments occur prior to the customer obtaining control of the goods are accounted for as fulfillment costs rather than separate performance obligations and recorded as sales and marketing expenses.

The Company’s contracts are predominantly short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC Topic 606 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

Receivables are recorded when the Company has an unconditional right to consideration.

Cost of Sales	Cost of Sales Cost of revenue includes direct and indirect production costs, as well as freight in and handling costs for products sold.

Selling Expenses	Selling Expenses Selling expenses include operating expenses such as sales commissions, payroll, traveling expenses, transportation expenses and advertising expenses.

General and Administrative ("G&A") Expenses
General and Administrative (“G&A”) Expenses

General and administrative expenses include management and office salaries and employee benefits, deprecation for office facility and office equipment, travel and entertainment, legal and accounting, consulting fees and other office expenses.

Research and Development
Research and Development

Research and development costs are expensed as incurred and totaled approximately $3,345,097, $4,269,512 and $3,869,277 for the years ended December 31, 2018, 2017 and 2016, respectively. Research and development costs are included in G&A in the accompanying statements of operations. Research and development costs are incurred on a project specific basis.

Retirement Benefits
Retirement Benefits

Retirement benefits in the form of contributions under defined contribution retirement plans to the relevant authorities are charged to operations as incurred. Retirement benefits of $
164,495
, $
173,637
and $
160,656
were charged to operations for the years ended December 31, 2018, 2017 and 2016, respectively.

Income Taxes
Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2018, the Company did not have a liability for unrecognized tax benefits.

The Company has not provided for income taxes on accumulated earnings amounting $
68,673,561
that are subject to the PRC dividend withholding tax as of December 31, 2018, since these earnings are intended to be permanently reinvested.

Value-Added Tax ("VAT")
Value-Added Tax (“VAT”)

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax in accordance with Chinese Laws. The VAT standard rate is reduced from 17% to 16% after May 2018. The VAT standard rate is 16% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products.

Statutory Reserve
Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, $1,092,559, $549,232 and $491,649 have been appropriated to the accumulated statutory reserves by the Company’s PRC subsidiaries for the years ended December 31, 2018, 2017 and 2016 respectively.

Comprehensive Income
Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, “Comprehensive Income”. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in Mainland China and Hong Kong. Balances at financial institutions or state-owned banks within the Mainland China are not covered by insurance. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. According to the rules of Hong Kong Deposit Protection Board, in case a member bank of Deposit Protection Scheme (“DPS”) fails, the DPS will pay compensation up to a maximum of HK$500,000 to each depositor of the failed Scheme member.

Restricted Cash
Restricted Cash

Restricted cash represents amounts held by a bank as security for bank acceptance notes and therefore is not available for the Company’s use until such time as the bank acceptance notes have been fulfilled or expired, normally within twelve month period.

The Company adopted ASU 2016-18, “Statement of Cash Flows (Topic 230) - Restricted Cash” in the first quarter of 2018. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheet to total cash, cash equivalents and restricted cash in the condensed consolidated statement of cash flows:

	December 31,	December 31,
	2018	2017
Cash and cash equivalents	3,444,421	950,225
Restricted cash	4,070,655	7,192,928
Total cash, cash equivalents and restricted cash in the statement of cash flows	7,515,076	8,143,153

Certain amounts included in the 2017 and 2016 consolidated statement of cash flows have been reclassified to conform to the 2018 financial statement presentation as follows:

The Company has included restricted cash of $6,703,242 and $7,192,928, respectively, with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows for the year ended December 31, 2017. As a result, the total amount of cash, cash equivalents, and restricted cash at the beginning of the period on the statement of cash flows for the year ended December 31, 2017 has changed from $217,631 to $6,920,873; the total amount of cash, cash equivalents, and restricted cash at the end of the period on the statement of cash flows for the year ended December 31, 2017 has changed from $950,225 to $8,143,153.

The Company has included restricted cash of $8,780,443 and $6,703,242, respectively, with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows for the year ended December 31, 2016. As a result, the total amount of cash, cash equivalents, and restricted cash at the beginning of the period on the statement of cash flows for the year ended December 31, 2016 has changed from $812,277 to $9,592,720; the total amount of cash, cash equivalents, and restricted cash at the end of the period on the statement of cash flows for the year ended December 31, 2016 has changed from $217,631 to $6,920,873.

The Company has eliminated the line item of restricted cash of $489,686 from the financing activities section on the statement of cash flows for the year ended December 31, 2017. As a result, net cash used in financing activities of $4,298,299 on the statement of cash flows for the year ended December 31, 2017 has changed to net cash used in financing activities of $3,808,613. Net decrease in cash, cash equivalents and restricted cash of $7,355,872 on the statement of cash flows for the year ended December 31, 2017 has changed to net decrease in cash, cash equivalents and restricted cash of $6,866,186.

The Company has eliminated the line item of restricted cash of $2,077,201 from the financing activities section on the statement of cash flows for the year ended December 31, 2016. As a result, net cash used in financing activities of $7,532,571 on the statement of cash flows for the year ended December 31, 2016 has changed to net cash used in financing activities of $9,609,772. Net increase in cash, cash equivalents and restricted cash of $7,978,737 on the statement of cash flows for the year ended December 31, 2016 has changed to net increase in cash, cash equivalents and restricted cash of $5,901,536.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company applies the provisions of ASC 820,
Fair Value Measurements and Disclosures
, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

• Level 1—defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

• Level 2—defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

• Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable, other payables and accrued liabilities, short-term bank loans, and bond payable.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other current assets and liabilities approximate fair value because of the short term nature of these items. The estimated fair values of short-term bank loans were not materially different from their carrying value as presented due to the short maturities and that the interest rates on the borrowing approximate those that would have been available for loans of similar remaining maturity and risk profile. As the carrying amounts are reasonable estimates of the fair value, these financial instruments are classified within Level 1 of the fair value hierarchy.

Earnings per share
Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260, “Earnings per Share.” Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive.

Accounts Receivable
Accounts Receivable

Accounts receivable are carried at net realizable value. The Company reviews its accounts receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. Balance of allowance of doubtful accounts was $939,535 and $868,973 at December 31, 2018 and 2017, respectively.

Inventories
Inventories

Inventories are stated at the lower of cost or net realizable value, which is based on estimated selling prices less any further costs expected to be incurred for completion and disposal. Cost of raw materials is calculated using the weighted average method and is based on purchase cost. Work-in-progress and finished goods costs are determined using the weighted average method and comprise direct materials, direct labor and an appropriate proportion of overhead. At December 31, 2018 and 2017, the Company has $121,370 and $127,766 reserve for inventories, respectively.

Advance to Suppliers
Advance to Suppliers

Advance to Suppliers represents interest-free cash paid in advance to suppliers for purchases of raw materials. The balance of advance to suppliers was $69,986,656 and $71,280,903 at December 31, 2018 and 2017, respectively. Among the balance of $69,986,656, the aging of $36,913,322 was within 60 days, $25,541,361 was between 60-180 days and $7,531,973 was over 180 days. No allowance was provided for the prepayments balance at December 31, 2018.

Customer Deposits and Customer Deposits – related parties
Customer Deposit
s
and Customer Deposits – related parties

Customer deposits consist of amounts paid to the Company in advance for the sale of products in the PRC. The Company receives these amounts and recognizes them as a current liability until the revenue can be recognized when the goods are delivered. The balance of customer deposits was $ 283,869 and $316,394 at December 31, 2018 and 2017, respectively.

Customer deposits – related parties consist of amounts paid to the Company in advance for the sale of products in the PRC from related parties. The Company receives these amounts and recognizes them as a current liability until the revenue can be recognized when the goods are delivered. The balance of customer deposits – related parties was $ 4,800,384 and nil at December 31, 2018 and 2017, respectively.

Property, Plant, and Equipment
Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income. The cost of maintenance and repairs is charged to income as incurred, whereas significant renewals and betterments are capitalized.

Land Use Rights
Land Use Rights

According to the PRC laws, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. The land use rights granted to the Company are being amortized using the straight-line method over the lease term of fifty years.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, “Property, Plant and Equipment”.

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

No impairment loss is subsequently reversed even if facts and circumstances indicate recovery. There was no impairment loss recognized for the years ended December 31, 2018, 2017 and 2016.

Segments and Related Information
Segments and Related Information

ASC 280-10-50, “Operating Segments”, define the characteristics of an operating segment as a) being engaged in business activity from which it may earn revenue and incur expenses, b) being reviewed by the company's chief operating decision maker (CODM) for decisions about resources to be allocated and assess its performance and c) having discrete financial information. Although we indeed look at our product to analyze the nature of our revenue, other financial information, such as certain costs and expenses and net income are not captured or analyzed by these categories. Therefore discrete financial information is not available by product line and we have no CODM to make resource allocation decisions or assess the performance of the business based on these categories, but rather in the aggregate. Based on this, Management believes that it operates in one business segment.

In the analysis of product lines as potential operating segments, management also considered ASC 280-10-50-11, “Aggregation Criteria”, which allows for the aggregation of operating segments if the segments have similar economic characteristics and if the segments are similar in each of the following areas:

•The nature of the products and services;

•The nature of the production processes;

•The type or class of customer for their products and services;

•The methods used to distribute their products or provide their services; and

•The nature of the regulatory environment, if applicable.

We are engaged in the business of manufacturing and selling steel materials. Our manufacturing process is essentially the same for the entire Company and is performed in house at our facilities in China. Our customers primarily consist of entities in the steel industry. The distribution of our products is consistent across the entire Company. In addition, the economic characteristics of each customer arrangement are similar in that we maintain policies at the corporate level.

Related Party
Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the followings: a) affiliate, a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) principle owner, the owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; d) other parties that has ability to significant influence the management or operating policies of the entity.

FASB issued authoritative guidance that clarifies considerations relating to the consolidation of certain entities. The guidance requires identification of the Company’s participation in variable interest entities (“VIE”), which are defined as entities with a level of invested equity that is not sufficient to fund future activities to permit them to operation on a standalone basis, or whose equity holders lack certain characteristics of a controlling financial interest. That, for entities identified as a VIE, the guidance sets forth a model to evaluate potential consolidation based on a assessment of which party to a VIE, if any, bears a majority of the exposure to expected losses, or stand to gain from majority of its expected returns. The guidance also sets forth certain disclosure regarding interests in a VIE that are deemed significant even if consolidation is not required. This item is discussed in further detail in Note 9 – Related Party Transactions.

Economic and Political Risks
Economic and Political Risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Exchange Risk
Exchange Risk

The Company cannot guarantee that the current exchange rate will remain steady, therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of a fluctuating exchange rate actually post higher or lower profit depending on exchange rate of PRC Renminbi (RMB) converted to U.S. dollars on the date. The exchange rate could fluctuate depending on changes in the political and economic environments without notice.

Recently Issued Accounting Pronouncements
Recently adopted Accounting Pronouncements

In May 2014, the FASB issued a new standard on revenue recognition related to contracts with customers. This standard supersedes nearly all existing revenue recognition guidance and involves a five-step principles-based approach to recognizing revenue. The new model requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive. The new standard also requires additional qualitative and quantitative about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments made in applying the revenue guidance, and assets recognized from the costs to obtain or fulfill a contract. The Company adopted this standard in the first quarter of 2018 using the modified retrospective approach. The impact of adoption on its Consolidated Financial Statements for any period presented is not material.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes.” This ASU amends existing guidance to require that deferred income tax assets and liabilities be classified as non-current in a classified balance sheet, and eliminates the prior guidance which required an entity to separate deferred tax assets and liabilities into a current amount and a non-current amount in a classified balance sheet. The Company adopted this standard prospectively in the first quarter of 2018. The impact of adoption on its Consolidated Financial Statements for any period presented is not material.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory, which requires companies to recognize the income-tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset has been sold to an outside party. The Company adopted this standard prospectively in the first quarter of 2018. The impact of adoption on its Consolidated Financial Statements for any period presented is not material.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230) - Restricted Cash,” (“ASU 2016-18”). This ASU requires a statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted this standard in the first quarter of 2018. The impact of adoption on its Consolidated Financial Statements for any period presented is not material.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company adopted this standard prospectively in the first quarter of 2018. The impact of adoption on its Consolidated Financial Statements for any period presented is not material.

Recently issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 -
Leases
 (Topic 842).  Under the new guidance, a lessee is required to recognize lease liabilities and corresponding right-of-use assets, initially measured at the present value of lease payments, on the balance sheet for operating leases with terms greater than one year.  Lessor accounting remains largely unchanged from existing lease accounting.  For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities.  If the lessee makes the election, the lessee would recognize lease expense on a straight-line basis over the lease term.  This ASU is effective in annual reporting periods beginning after December 15, 2018 and the interim periods within that fiscal year.  The Company is still evaluating the potential impacts that the implementation of ASU 2016-02 may have on its financial position, operational results, or cash flows

In June 2016, the FASB issued ASU 2016-13,” Measurement of Credit Losses on Financial Instruments”, to require financial assets carried at amortized cost to be presented at the net amount expected to be collected based on historical experience, current conditions and forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. The ASUs are effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASUs is modified retrospective. We are currently obtaining an understanding of the ASUs and plan to adopt them on January 1, 2020.

In January 2017, the FASB issued ASU No. 2017-04 (Topic 350) Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the amended guidance, a goodwill impairment charge will now be recognized for the amount by which the carrying value of a reporting unit exceeds its fair value, not to exceed the carrying amount of goodwill. This ASU will be applied on a prospective basis and is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company does not expect the adoption to have a material impact on the Consolidated Financial Statements.

In February 2018, the FASB released ASU 2018-2, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” This standard update addresses a specific consequence of the Tax Cuts and Jobs Act (“U.S. tax reform”) and allows a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from U.S. tax reform. Consequently, the update eliminates the stranded tax effects that were created as a result of the historical U.S. federal corporate income tax rate to the newly enacted U.S. federal corporate income tax rate. The Company is required to adopt this standard in the first quarter of fiscal year 2020, with early adoption permitted. The amendments in this update should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company has finished the evaluation and determined there is no impact of on its Consolidated Financial Statements.

In June 2018, the FASB issued ASU No. 2018-07 –
Compensation – Stock Compensation
 (Topic 718).  The ASU was issued as part of its Simplification Initiative to reduce costs and complexities of financial reporting.  ASU No. 2018-07 simplifies the accounting for share-based payments granted to nonemployees for goods and services.  Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees.  Currently, share-based payments transactions to nonemployees are measured at fair value and remeasured at each reporting date through the date of final vesting.  This ASU changes the guidance related to the determination of the measurement date.  Under the new guidance, equity-classified awards would be measured at the grant date.  This ASU is effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years.  Early adoption is permitted if financial statements have not yet been issued. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds, and modifies certain disclosure requirements for fair value measurements under ASC 820. This ASU is to be applied on a prospective basis for certain modified or new disclosure requirements, and all other amendments in the standard are to be applied on a retrospective basis. The new standard is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.